SIGNIFICANT TRANSACTIONS	3 Months Ended
Mar. 31, 2026
SIGNIFICANT TRANSACTIONS [Abstract]
SIGNIFICANT TRANSACTIONS	SIGNIFICANT TRANSACTIONS
During the three-month period ended March 31, 2026
Acquisition of Tabletki Group
On February 10, 2026, JSC Kyivstar signed a share purchase agreement ("SPA") to acquire 100% of shares of MTPK LLC and its subsidiaries (collectively, the "Tabletki Group") for total consideration of US$160 upon closing of the transaction. Tabletki
Group, established in 2008, is a Ukrainian business specializing in the development and maintenance of an automated platform for searching and booking medicines and other products from pharmacies in Ukraine. This strategic acquisition marks Kyivstar’s expansion into digital healthcare and pharmacy-related consumer services in line with Group’s digital operator strategy. The agreement was subject to customary closing conditions and approvals that were obtained on February 10, 2026, the date the acquisition was completed. The transaction is accounted for in accordance with IFRS 3 Business Combinations.
The provisional fair values of identifiable assets and liabilities of Tabletki Group at the date of acquisition were:

February 10, 2026
Non-current assets
Intangible assets	77
Current assets
Cash and cash equivalents	2
Other current assets	1
Fair value of identifiable net assets	80
Goodwill resulting from acquisition	80
Purchase consideration	160
The following table shows the details of cash outflow during the three-months ended March 31, 2026:

March 31, 2026
Cash outflow, net of cash acquired
Cash consideration	160
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	158
Based on a preliminary purchase price allocation, the identifiable intangible assets recognized comprise: customer relationships, internally developed software, and brands and trademarks. The amounts recognized for these identifiable intangible assets are provisional and may be adjusted during the measurement period as additional information about facts and circumstances that existed at the acquisition date becomes available.
The fair value of the customer relationships was determined to be US$61. The valuation of the customer base was performed using the multi-period excess earnings method.
The fair value of the brands and trademarks was determined to be US$12. The valuation of the brands and trademarks was performed using the relief-from-royalty method under the income approach.
The fair value of the internally developed software was determined to be US$4. The valuation of the internally developed software was performed using the replacement cost approach.
The fair value of acquired other current assets related to trade and other receivables is US$1, which approximates the gross contractual amount, as a loss allowance is insignificant.
The goodwill recognized on the acquisition of Tabletkі Group represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired at the acquisition date.
Goodwill primarily reflects the expected synergies arising from the integration of Tabletkі Group into the Group’s operations, including enhanced market presence in the digital healthcare ecosystem, access to established customer relationships, expansion into new digital services, and the development and deployment of new digital devices leveraging combined technological capabilities. These benefits do not meet the criteria for separate recognition as identifiable intangible assets.
The recognized goodwill is not deductible for tax purposes.
There were no transactions recognized separately from the acquisition of assets and assumption of liabilities in the business combination.
From the date of acquisition, Tabletki Group contributed US$5 of revenue and US$4 profit before tax to the Group. If the acquisition had taken place at the beginning of the period, the contribution to revenue would have been US$8 and contribution to the profit before tax would have been US$6.
Acquisition-related costs of less than US$1 are included in selling, general and administrative expenses in the interim condensed consolidated income statement, and in operating cash flows in the interim condensed consolidated statement of cash flows.
The accounting for the purchase of Tabletki Group is provisional as the valuation of certain intangible and long-term assets, accounts payable, other assets and liabilities, and residual goodwill related to this acquisition is not complete. Additional information is being obtained and evaluated in relation to facts and circumstances that existed as of the acquisition date, including historical customer attrition and reactivation data, pre-acquisition software development, costs and other valuation inputs, and supporting documentation for certain asset and liability balances existing at the date. Accordingly the fair values assigned to tangible and intangible assets acquired and liabilities assumed are preliminary based on management’s estimates and assumptions and may be subject to change as additional information is obtained within the measurement period (not to exceed 12 months from the acquisition date).
Acquisition of ISP Shtorm LLC
On February 26, 2026, JSC Kyivstar acquired 100% of the equity interests in ISP Shtorm LLC, a regional fixed broadband internet service provider operating in Ukraine. This strategic acquisition supports Kyivstar’s continued expansion in the fixed broadband segment and strengthens its position in converged telecommunications services. Kyivstar acquired 100% of ISP
Shtorm LLC for total consideration of US$10 upon the closing of the transaction. The agreement was subject to customary closing conditions and approvals that were obtained on February 26, 2026, the date the acquisition was completed. The transaction is accounted for in accordance with IFRS 3 Business Combinations.
The provisional fair values of identifiable assets and liabilities of ISP Shtorm LLC at the date of acquisition were:

February 26, 2026
Non-current assets
Intangible assets	3
Property, plant & equipment	2
Non-current liabilities
Deferred tax liability	(1)
Fair value of identifiable net assets	4
Goodwill resulting from acquisition	6
Purchase consideration	10
The following table shows the details of cash outflow during the three-months ended March 31, 2026:

March 31, 2026
Cash outflow, net of cash acquired
Purchase consideration	10
Less: deferred consideration	(3)
Net outflow of cash - investing activities	7
The purchase price allocation is provisional, as the Group is finalizing the valuation of certain tangible, intangible assets and deferred tax balances. The recognized amounts are provisional and may be adjusted during the measurement period as additional information about facts and circumstances that existed at the acquisition date becomes available.
The fair value of the acquired intangible assets, comprising customer relationships, was determined to be US$3. The valuation was performed using the multi-period excess earnings method. The useful life has been assessed as 6 years.
Goodwill arising on acquisition primarily relates to expected synergies from integrating the acquired business into the Group’s operations and the assembled workforce. The goodwill is not deductible for tax purposes.
Deferred consideration of US$3 represents a fixed portion of the purchase price for the acquisition that is payable after closing and is subject only to customary post-closing purchase price adjustments. As of March 31, 2026, the related liability was recognized in the interim condensed consolidated statement of financial position within current liabilities, based on the expected timing of payment.
From the acquisition date, the contribution of ISP Shtorm to the Group’s revenue and profit is less than US$1.
Update on acquisition of SUNVIN11
The acquisition of SUNVIN11 LLC was completed on December 15, 2025 and was disclosed in the Group's annual financial statements for the year-ended December 31, 2025 using provisional amounts. During the three-month period ended March 31,
2026, the Group refined the purchase price allocation within the measurement period. The updates mainly related to the recognition of identifiable intangible assets, primarily green tariff rights (US$2), the fair value of property, plant and equipment
US$2 and related deferred tax liabilities (US$(1)). As a result, goodwill decreased from US$7 to US$4.  These measurement period adjustments did not have a material impact on the Group’s profit or loss for the period or on the previously issued annual financial statements.